Intangible Assets - Schedule of Variations in Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Balance	€ 920	€ 796	[1]	€ 636
Increase	(102)	125		159
Decrease	(27)
Balance	791	920		796	[1]
Gross
Disclosure Of Intangible Assets [Line Items]
Balance	2,830	2,384		1,921
Increase	207	475		529
Decrease	(715)	(29)		(67)
Balance	2,322	2,830		2,384
Gross | Software
Disclosure Of Intangible Assets [Line Items]
Balance	2,739	2,049		1,900
Increase	231	340		216
Decrease	(691)	(29)		(67)
Reclassification	(48)	378
Balance	2,231	2,739		2,049
Gross | Other Intangibles
Disclosure Of Intangible Assets [Line Items]
Balance		313
Increase				313
Balance				313
Gross | Patents
Disclosure Of Intangible Assets [Line Items]
Balance	91	21		21
Increase		70
Balance	91	91		21
Gross | Other Intangibles
Disclosure Of Intangible Assets [Line Items]
Balance		313
Increase	(24)	65
Decrease	(25)
Reclassification	48	(378)
Balance				313
Accumulated Depreciation and Impairment
Disclosure Of Intangible Assets [Line Items]
Balance	(1,910)	(1,588)		(1,285)
Increase	(309)	(350)		(370)
Decrease	688	29		67
Balance	(1,531)	(1,910)		(1,588)
Accumulated Depreciation and Impairment | Software
Disclosure Of Intangible Assets [Line Items]
Balance	(1,888)	(1,567)		(1,264)
Increase	(309)	(350)		(370)
Decrease	688	29		67
Balance	(1,510)	(1,888)		(1,567)
Accumulated Depreciation and Impairment | Patents
Disclosure Of Intangible Assets [Line Items]
Balance	(21)	(21)		(21)
Balance	€ (21)	€ (21)		€ (21)

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.